UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13f

FORM 13F COVER PAGE

Report for the calendar Year or Quarter Ended: June 30, 2005

Check here is Amendment [X]; Amendment Number: 1
 This Amendment (Check only one.):	[X] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Private Wealth Management Inc.
Address:	1201 S. Alma School Road Suite #12750
		Mesa, AZ  85210


Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Michelle L. Decker
Title:	Chief Compliance Officer
Phone:	480-890-8088

Signature, Place, and Date of Signing:

   Michelle L. Decker		Mesa, AZ		8/29/05
    [Signature]			[City, State]		[Date]

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT. (Check here if all holdings of this
				reporting manager are reported
				in this report.)

[ ]  13F NOTICE. (Check here is no holdings reported are in this
			report, and all holdings are
		  	reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings
				for this reporting manager are reported
				in this report and a portion are
				reported by other manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13f File Number	Name

28-
[Repeat as necessary.]

Report Summary:


Number of Other Included Managers:

Form 13f Information Table Entry Total:	100

Form 13f Information Table Value Total:	$148,155,171
					  (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form
13f file number(s) of all institutional
investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	No.	Form 13F File Number	Name

		28-

	[Repeat as necessary.]

FORM 13F INFORMATION TABLE

Column 1	Column 2	Column 3	Column 4	    Column 5		Column 6	Column 7	Column 8
						VALUE		SHRS OR SH/ PUT/	INVESTMENT	OTHER 		VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	CUSIP		(X$1000)	PRN AMT PRN CALL	DISCRETION	MANAGERS	SOLE SHARED NONE

 Exxon Mobil Corp.US Lrg 	30231G102 xom   7261952		126361	SH	        Partial          None		Shared
 General Electric US Lrg 	369604103 ge    6204879		179073  SH	        Full    	None   		Sole
 Intel Corp.	  US Lrg 	458140100 intc  4923487		189219  SH	        Full    	None		Sole
 Oracle Corp.	  US Lrg 	68389X105 orcl  1677733		127101  SH	        Full    	None   		Sole
 Microsoft Corp.  US Lrg 	594918104 msft  3489085		140462  SH	        Full    	None   		Sole
 CISCO Systems 	  US Lrg 	17275R102 csco  2327894		122007  SH	        Full    	None   		Sole
 Walt Disney	  US Lrg 	254687106 dis   2628372		104383  SH	        Full    	None   		Sole
 Pfizer Inc.	  US Lrg 	717081103 pfe   2565573		 93023  SH	        Full    	None   		Sole
 Bristol-Myers 	  US Lrg	110122108 bmy   1871168		 74907  SH	        Full    	None   		Sole
 BankAmerica Corp US Lrg	060505104 bac   2834608		 62149  SH	        Full    	None   		Sole
 CitiGroup        US Lrg 	172967101 c     2760300		 59708  SH	        Full    	None   		Sole
 Texas InstrumentsUS Lrg	992508104 txn   1871332		 66667	SH 	        Full    	None   		Sole
 Merck & Co. Inc. US Lrg	589331107 mrk   2144961		 69642  SH 	        Full    	None   		Sole
 ConAgra Foods    US Lrg	205887102 cag    951279		 41074  SH	        Full    	None   		Sole
 Pepsico Inc.     US Lrg 	713448108 pep   3053323		 56616  SH 	        Full    	None   		Sole
 SBC Communicatio US Lrg 	78387G103 sbc    762229		 32094  SH 	        Full    	None   		Sole
 Dell Inc.        US Lrg 	24702R101 dell  2298269		 58243  SH	        Full    	None   		Sole
 Wal-Mart Stores  US Lrg 	931142103 wmt   2750534		 57065  SH	        Full    	None   		Sole
 Verizon Commun   US Lrg 	92343V104 vz    1936238		 56042  SH	        Full    	None   		Sole
 J.P. Morgan Cha  US Lrg 	46625H100 jpm   2249113		 63678  SH	        Full    	None   		Sole
 KeyCorp          US Lrg 	493267108 key   1844131		 55630  SH	        Full    	None   		Sole
 Home Depot Inc.  US Lrg 	437076102 hd    1953828		 50227  SH	        Full    	None   		Sole
 Target Corp.     US Lrg 	87612E106 tgt   2626263		 48452	SH	        Full    	None   		Sole
 Johnson&Johnson  US Lrg 	478160104 jnj   2898054		 44585	SH	        Full    	None   		Sole
 Hewlett-Packard  US Lrg	428236103 hpq   1155961		 49169  SH	        Full    	None   		Sole
 Dow Chemical Co  US Lrg 	260543103 dow   2032759		 45649  SH	        Full    	None   		Sole
 Baxter Inter     US Lrg 	071813109 bax   1663771		 44846  SH	        Full    	None   		Sole
 ChevronTexaco 	  US Lrg 	166764100 cvx   2242056		 40094  SH	        Full   		None   		Sole
 Newell Co Hold   US Lrg 	651229106 nwl   1045003		 43834  SH      	Full    	None   		Sole
 Procter & Gamble US Lrg 	742718109 pg    2133915          40453  SH 	        Full    	None   		Sole
 Regions FinancialUS Lrg 	7591EP100 rf    1305261		 38526  SH	        Full    	None   		Sole
 Motorola Inc.    US Lrg 	620076109 mot    550678		 36785  SH	        Full    	None   		Sole
 Wachovia Corp.   US Lrg 	929903102 wb    1713951		 34555  SH	        Full    	None   		Sole
 Washington Mutua US Lrg 	939322103 wm    1357315		 33357  SH 	        Full    	None   		Sole
 BellSouth Corp.  US Lrg 	079860102 bls    512541		 19290  SH	        Full    	None   		Sole
 AMGEN Inc.	  US Lrg 	031162100 amgn  2237322		 37005  SH	        Full    	None   		Sole
 Costco Wholesale US Lrg 	22160K105 cost  1211669		 27089  SH	        Full    	None   		Sole
 Kroger Company   US Lrg 	501044101 kr     719600		 37814  SH	        Full    	None   		Sole
 Wyeth            US Lrg 	983024100 wye   1465955		 32943  SH	        Full    	None   		Sole
 IBM		  US Lrg 	459200101 ibm   2197483 	 29616  SH	        Full    	None   		Sole
 Lockheed Martin  US Lrg 	539830109 lmt   1693945		 26113  SH	        Full    	None   		Sole
 Abbott Laborator US Lrg 	002824100 abt   1468313		 29959  SH	        Full    	None   		Sole
 Principal Financ US Lrg 	74251V102 pfg   1220466		 29128  SH	        Full    	None   		Sole
 Masco Corp.      US Lrg 	574599106 mas   1136062		 35770  SH 	        Full    	None   		Sole
 Best Buy Inc.    US Lrg 	086516101 bby   2038197		 29733  SH	        Full    	None   		Sole
 Lehman Bros Hol  US Lrg 	524908100 leh   2385871		 24032  SH	        Full    	None   		Sole
 First Data Corp  US Lrg 	319963104 fdc   1136221		 28306  SH	        Full    	None   		Sole
 Amerisource Berg US Lrg 	03073E105 abc   1682440		 24330  SH	        Full    	None   		Sole
 Marriott Int'l   US Lrg	571903202 mar   1872516		 27448  SH	        Full    	None   		Sole
 Valero Energy    US Lrg 	91913Y100 vlo   1765514		 22317	SH	        Full    	None   		Sole
 Kimberly-Clark   US Lrg	494368103 kmb   1522227		 24321  SH	        Full    	None   		Sole
 ConocoPhillips   US Lrg 	20825C104 cop   2388153		 41540  SH	        Full    	None   		Sole
 Deere & Co.      US Lrg 	244199105 de    1448115		 22112  SH	        Full    	None   		Sole
 M B I A Inc.     US Lrg	55262C100 mbi   1383419		 23325  SH	        Full    	None   		Sole
 Auto Data Proce  US Lrg 	053015103 adp    498939		 11888  SH	        Full    	None   		Sole
 TJX Companies 	  US Lrg 	872540109 tjx    827900		 34000  SH	        Full    	None   		Sole
 E M C Corp. Mass US Lrg 	268648102 emc    251729		 18361  SH	        Full    	None   		Sole
 Computer Science US Lrg 	205363104 csc    456665		 10450  SH	        Full    	None   		Sole
 Textron Inc 	  US Lrg 	883203101 txt   1561634		 20588  SH	        Full    	None   		Sole
 Electronic Arts  US Lrg 	285512109 erts  1470388		 25974	SH	        Full    	None   		Sole
 Sprint Corp	  US Lrg	852061100 fon   1133021		 45158  SH	        Full    	None   		Sole
 FedEx Corp.      US Lrg 	31428X106 fdx   1531557		 18906  SH	        Full    	None   		Sole
 Omnicom Group 	  US Lrg 	681919106 omc   1584502		 19841  SH 	        Full    	None   		Sole
 Metlife Inc.     US Lrg 	59156R108 met    976167		 21722  SH	        Full    	None   		Sole
 Applied Mater	  US Lrg 	038222105 amat   214463		 13255  SH	        Full    	None   		Sole
 Becton Dickinson US Lrg 	075887109 bdx    858147		 16355  SH	        Full    	None   		Sole
 United Tech	  US Lrg	913017109 utx   1172899		 22841  SH	        Full    	None   		Sole
 Wells Fargo 	  US Lrg	949746101 wfc    773895		 12567  SH	        Full    	None   		Sole
 Allstate Corp	  US Lrg	020002101 all    607576		 10169  SH	        Full    	None   		Sole
 Capital One Fin  US Lrg 	14040H105 cof   1261525		 15767  SH 	        Full    	None   		Sole
 Eli Lilly 	  US Lrg 	532457108 lly    567424		 10185  SH	        Full    	None   		Sole
 Honeywell Inc	  US Lrg	438516106 hon    321094		  8766  SH	        Full    	None   		Sole
 P P G Industrie  US Lrg	693506107 ppg    517017		  8238  SH	        Full    	None   		Sole
 United Health	  US Lrg 	91324P102 unh   1313779		 25197  SH	        Full    	None   		Sole
 Smith Interna	  US Lrg 	832110100 sii   1081964		 16985  SH	        Full    	None   		Sole
 RR Donnelley 	  US Lrg 	257867101 rrd    705730		 20450  SH 	        Full    	None   		Sole
 Emerson Electric US Lrg 	291011104 emr    557200		  8897  SH 	        Full    	None   		Sole
 Northrop Grumman US Lrg 	666807102 noc    776152		 14048  SH	        Full    	None   		Sole
 Prudential Finan US Lrg	744320102 pru    823967		 12549  SH	        Full    	None   		Sole
 Hartford Inter'l US Lrg 	416515104 hig    404784		  5413  SH	        Full    	None   		Sole
 Walgreen Company US Lrg 	931422109 wag   1529003		 33246	SH	        Full    	None   		Sole
 United Parcel 	  US Lrg 	911312106 ups    462675		  6690  SH	        Full    	None   		Sole
 Georgia Pacific  US Lrg 	373298108 gp     690378		 21710  SH	        Full    	None   		Sole
 Merrill Lynch    US Lrg 	590188108 mer    684080		 12436  SH	        Full    	None   		Sole
 American Express US Lrg 	025816109 axp    203285		  3819  SH	        Full    	None   		Sole
 Motorola Inc.    US Lrg 	620076109 mot   1040844    	 57001  SH	        Full    	None   		Sole
 Time Warner Inc. US Lrg 	887317105 twx    647479		 38748  SH	        Full    	None   		Sole
 Sara Lee Corp    US Lrg 	803111103 sle    732467		 36975  SH	        Full    	None   		Sole
 Lockheed Martin  US Lrg 	539830109 lmt   1693945		 26113  SH	        Full    	None   		Sole
 National City Co US Lrg 	635405103 ncc    682536		 20004	SH 	        Full    	None   		Sole
 St. Paul Travele US Lrg 	792860108 sta    705492		 17847  SH	        Full    	None   		Sole
 Meritage Home Co US Lrg 	59001A102 mth   1377894		 17332  SH	        Full    	None   		Sole
 Apple Computer   US Lrg 	37833100  aapl   411352		 11175  SH	        Full    	None   		Sole
 Marathon Oil Co  US Lrg 	565849106 mro    415219		  7780  SH	        Full    	None   		Sole
 Ebay Inc.        US Lrg 	278642103 ebay   208788		  6325	SH	        Full    	None   		Sole
 Lowes Companies  US Lrg 	548661107 low    225486		  3873  SH 	        Full    	None   		Sole
 Caterpillar Inc. US Lrg 	149123101 cat    254271		  2668	SH 	        Full    	None   		Sole
 Whole Foods Mark US Lrg 	966837106 wfmi   234056		  1980  SH	        Full    	None   		Sole
 Berkshire Hathaw US Lrg 	084670108 brk.a  584500		   700  SH	        Full    	None   		Sole
 Berkshire Hathaw US Lrg 	084670207 brk.b  539999		   194  SH	        Full    	None   		Sole
				TOTAL	      148155171